Note 9 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2016	$ 18,169
2017	16,329
2018	14,802
2019	13,361
2020	$ 12,049